Net (loss) income per ordinary share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Weighted average ordinary shares used in calculating net income per ordinary share - Basic (in shares)	405,628,647	379,321,522	323,163,367
Shares excluded from the calculation of diluted net income per ordinary share	401,405	660,000	17,740,297
Class A ordinary shares
Class of Stock [Line Items]
Weighted average ordinary shares used in calculating net income per ordinary share - Basic (in shares)			214,203,200